BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATIONS [Text Block]
NOTE 5:-	BUSINESS COMBINATIONS

Oranim Pharmacy:

On December 1, 2021, IMC Holdings signed a definitive agreement to acquire 51% of the rights in Oranim for an aggregate consideration of approximately NIS 11,900 thousand (approximately $4,900), comprised of NIS 5,200 thousand (approximately $2,100) paid in cash upon signing, NIS 5,200 thousand (approximately $2,100) which will be paid in cash on the first quarter of 2023 and NIS 1,500 thousand (approximately $700) in Common Shares.

A "Put" option and a "Call" option were agreed between parties accordingly the seller has a sole "Put" option to sell the remaining shares any time, and the Company has a sole "Call" option to purchase the remaining shares of the seller any time, for a period of 36 months. The value of Oranim will be determined within 30 days from exercise notice by one of the parties. The "Put" option exercise price in the first 12 months will have a 15% discount and the "Call" option exercise price will have an extra 15% to the agreed value. Over the next 12 months the discount/extra payment for the "Put" option and for the "Call" option will be 10% each and for the last 12 months 2.5% each.

As of June 30, 2022, the Company issued the Common Shares, paid NIS 5,200 thousand (approximately $2,100) and the accrued consideration payable to Oranim's former shareholder amounts to $2,003.

The acquisition was accounted for under IFRS 3 as a business combination. Accordingly, the Company recognized the fair value of the assets acquired and liabilities assumed in the business combination based on a preliminary valuation study prepared by management, with the assistance of an external valuation specialist.

Oranim's revenue and net profit included in the Company’s consolidated financial statements of profit or loss and other comprehensive income (loss) since date of acquisition through December 31, 2021, were $1,410 and $46, respectively.